Depositor: TIAA-CREF Life Insurance Company

Registrant: TIAA-CREF Life Separate Account VLI-1

8500 Andrew Carnegie Blvd.

(MS SSC-C2-08)

Charlotte, NC 28262

Contact:

John Piller

Associate General Counsel

Office: 704-988-5681

Fax: 704-988-1615

E-mail: nathaniel.kunkle@tiaa.org

May 3, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	TIAA-CREF Life Insurance Company (“Depositor”)

TIAA-CREF Life Separate Account VLI-1 (“Registrant”)

File No. 333-128699

Rule 497(j) Certification

Intelligent Life Survivorship Variable Universal Life Insurance Contract

Dear Sir or Madam:

On behalf of TIAA-CREF Life Insurance Company and TIAA-CREF Life Separate Account VLI-1, I hereby certify that the form of prospectus and statement of additional information dated May 1, 2016 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact me at (704) 988-5681 if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ John Piller

John Piller

Associate General Counsel